Assets and liabilities held-for-sale (Details) - CNY (¥) ¥ in Thousands			25 Months Ended
	Nov. 29, 2017	Jul. 19, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and liabilities held for sale
Proportion of ownership interest held	83.00%		79.00%
Property, plant and equipment.			¥ 519,323	¥ 235,028	¥ 210,286
Cash and cash equivalents			¥ 154,490	101,886	¥ 105,345
Total				4,344
Total				1,989
Wuhan Pengai
Assets and liabilities held for sale
Property, plant and equipment.				3,240
Inventories				116
Cash and cash equivalents				661
Other current assets				327
Total				4,344
Trade and other payables				1,583
Other current financial liabilities				406
Total				¥ 1,989
Wuhan Pengai
Assets and liabilities held for sale
Proportion of ownership interest held		51.00%